Cover Page	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
City Area Code	713
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Address, Postal Zip Code	77056
Entity Address, State or Province	TX
Entity Address, City or Town	Houston,
Entity Address, Address Line Two	Suite 101
Entity Address, Address Line One	5444 Westheimer
Entity Tax Identification Number	32-0436529
Entity File Number	001-36567
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Westlake Chemical Partners LP
Entity Central Index Key	0001604665
Entity Emerging Growth Company	false
Local Phone Number	585-2900
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Soliciting Material	false
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	WLKP
Written Communications	false
Pre-commencement Tender Offer	false